Supplement, dated October 28, 2004 to the following
             Statements of Additional Information, dated May 3, 2004

                           Seligman Capital Fund, Inc.
                       Seligman Cash Management Fund, Inc.
                        Seligman Common Stock Fund, Inc.
               Seligman Communications and Information Fund, Inc.
                          Seligman Frontier Fund, Inc.
                        Seligman Global Fund Series, Inc.
                           Seligman Growth Fund, Inc.
                     Seligman High Income Fund Series, Inc.
                      Seligman Income and Growth Fund, Inc.
                Seligman Investment Grade Fixed Income Fund, Inc.
                 Seligman LaSalle Real Estate Fund Series, Inc.
                      Seligman Municipal Fund Series, Inc.
                         Seligman Municipal Series Trust
                    Seligman New Jersey Municipal Fund, Inc.
                   Seligman Pennsylvania Municipal Fund Series
                  Seligman Time Horizon/Harvester Series, Inc.
                        Seligman Value Fund Series, Inc.
                           (collectively, the "Funds")

The following paragraph supercedes and replaces the first paragraph under the heading "Purchase, Redemption and Pricing of Shares - Offering Price" in each Fund's Statement of Additional Information:

      When you buy or sell Fund shares, you do so at the Class's net asset value ("NAV") next calculated after Seligman Advisors accepts your request. However, in some cases, the Fund has authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of the Fund. In such instances, customer orders will be priced at the Class's NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request, subject to the subsequent acceptance of the order by the Fund. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares.